Related Party Transactions - Schedule of Significant Related Party Transactions (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
		Apr. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Equity Method Investment Realized Gain Loss On Disposal			¥ 378,679
Tencent Holdings Limited [Member]
Related Party Transaction [Line Items]
Equity Method Investment Realized Gain Loss On Disposal	[1]		¥ 360,589
Parent Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party		¥ 2,013,000

[1]	In 2018, the Group invested as one of the limited partners with significant influence in an investment fund (the “Fund”) which owns an equity interest in an online game company, which was accounted for as an equity investment. For the year ended December 31, 2021, the Group disposed of its interest (through sales to two separate parties) in the Fund with a disposal gain of RMB378,679 recognized, of which RMB360,589 was related to the transaction with an entity owned by Tencent.